Share-Based Compensation	12 Months Ended
Jun. 30, 2021
Share-based payment arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation

Accounting Policy

Stock Options

Stock options issued to employees are measured at fair value at the grant date and are recognized as an expense over the relevant vesting periods with a corresponding credit to share reserves.

Stock options issued to non-employees are measured at the fair value of goods or services received or the fair value of equity instruments issued, if it is determined that the fair value of the goods or services cannot be reliably measured. The fair value of non-employee stock options is recorded as an expense at the date the goods or services are received with a corresponding credit to share reserves.

Depending on the complexity of the stock option terms, the fair value of options is calculated using either the Black-Scholes option pricing model or the Binomial model. When determining the fair value of stock options, management is required to make certain assumptions and estimates related to expected lives, volatility, risk-free rate, future dividend yields and estimated forfeitures at the initial grant date.

The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. Upon the exercise of stock options, proceeds received from stock option holders are recorded as an increase to share capital and the related share reserve is transferred to share capital.

Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)

RSUs are equity-settled share-based payments. RSUs are measured at their intrinsic fair value on the date of grant based on the closing price of the Company’s shares on the date prior to the grant, and is recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. Under IFRS, the Company’s DSUs are classified as equity-settled share-based payment transactions as they are settled in either cash or common shares at the sole discretion of Aurora. As such, the DSUs are measured in the same manner as RSUs.

The amount recognized for services received as consideration for the RSUs and DSUs granted is based on the number of equity instruments that eventually vest. Upon the release of RSUs and DSUs, the related share reserve is transferred to share capital.

Performance Share Units (“PSUs”)

PSUs are equity-settled share-based payments and have both a service and market condition. PSUs are measured at their fair value on the grant date and are recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. The fair value of PSUs is calculated using the Monte Carlo model which factors in the probability of achieving the market-based performance target. When determining the fair value, management is required to make certain assumptions and estimates related to volatility, risk-free rate, equity correlations between Aurora and a peer group of companies, future stock prices, and estimated forfeitures. The amount recognized for services received as consideration for the PSUs granted is based on the number of equity instruments that eventually vest. Upon the release of PSUs, the related share reserve is transferred to share capital.

On September 25, 2017, the Board adopted a “rolling maximum” or “evergreen” stock option plan and a Restricted Share Unit Plan. On October 5, 2018 and November 12, 2020, the Board adopted a Directors Deferred Share Unit Plan (applicable to independent directors only), and a Performance Share Unit Plan, respectively. As approved by the shareholders at the Annual General Meeting held on November 12, 2020, the Board of Directors may from time to time, in its discretion, and in accordance with the Toronto Stock Exchange requirements, grant to directors, officers, employees and consultants, non-transferable stock options, RSUs, DSUs, and PSUs. The maximum number of common shares issuable pursuant to all equity based compensation arrangements shall, at any time, not exceed 10% of the issued and outstanding common shares of the Company.
(a)     Stock Options

A summary of stock-options outstanding is as follows:

	Stock Options (#)	Weighted Average Exercise Price ($)
Balance, June 30, 2019	5,693,397	95.88
Granted	1,232,796	54.27
Exercised (1)	(103,828)	26.91
Expired	(135,926)	51.72
Forfeited (2)	(937,936)	98.94
Balance, June 30, 2020	5,748,503	88.60
Granted	786,510	11.56
Exercised (1)	(36,634)	5.70
Expired	(2,383,140)	99.07
Forfeited	(7,233)	134.64
Balance, June 30, 2021	4,108,006	68.46
(1)The weighted average share price on the date stock options were exercised during the year ended June 30, 2021 was $14.88 (June 30, 2020 – $78.08).
(2)Included are the 1,039,672 forfeited options relating to the resignation of the Company’s strategic advisor, as detailed below.

The following table summarizes the stock options that remain outstanding as at June 30, 2021:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
3.60 - 30.00	Aug 25, 2021 - May 31, 2026	3.39	1,657,991	770,154
30.72 - 99.60	Jan 19, 2022 - Jan 17, 2025	2.06	1,141,043	860,912
100.80 - 133.80	Jan 2, 2023 - Mar 13, 2026	3.75	1,057,712	950,698
135.00 - 163.56	Jan 2, 2023 - May 28, 2024	2.27	251,260	205,826
		3.05	4,108,006	2,787,590
During the year ended June 30, 2021, the Company recorded aggregate share-based compensation expense of $11.2 million (June 30, 2020 – $43.7 million) for all stock options granted and vested during the period. This expense is reflected in the share-based compensation line on the statement of comprehensive loss.

On September 25, 2020, Aurora’s strategic advisor resigned which resulted in the forfeiture of 1,039,672 incentive stock options. No share-based compensation expense was recognized for the year ended June 30, 2021 (June 30, 2020 - $0.3 million) related to these consultant options. As at June 30, 2021, the former strategic advisor had 623,808 vested stock options that remain outstanding.

Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended June 30,
	2021	2020
Risk-free annual interest rate (1)	0.31%	0.88%
Expected annual dividend yield	0%	0%
Expected stock price volatility (2)	81.69%	89.60%
Expected life of options (years) (3)	2.40	2.37
Forfeiture rate	18.75%	12.54%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.
(2)Volatility was estimated by using the average historical volatility of the Company.
(3)The expected life in years represents the period of time that options granted are expected to be outstanding.

The weighted average fair value of stock options granted during the year ended June 30, 2021 was $5.50 (June 30, 2020 – $25.26) per option.

(b)     Restricted Share Units and Deferred Share Units

Under the terms of the RSU plan, directors, officers, employees and consultants of the Company may be granted RSUs that are released as common shares upon completion of the vesting period. Each RSU gives the participant the right to receive one common share of the Company. The Company has reserved 833,333 common shares for issuance under this plan. The Company amended its RSU plan, as approved by the shareholders at the Company’s November 12, 2020 Annual General Meeting (“AGM”), which increased the maximum reserve under the RSU plan to 3,000,000 common shares.

Under the terms of the DSU plan, non-employee directors of the Company may be granted DSUs. Each participant is entitled to redeem their DSUs for period of 90 days following their termination date, being the date of the participant’s retirement or cessation of employment. The DSUs can be redeemed, at the Company’s sole discretion, for (i) cash; (ii) common shares issued from treasury; (iii) common shares purchased in the open market; or (iv) any combination of the foregoing. The number of DSUs outstanding pursuant to the plan shall not exceed 83,333 common shares. The Company amended its DSU plan, as approved by the shareholders at the Company’s November 12, 2020 (“AGM”), which increased the maximum reserve under the DSU plan to 500,000 common shares.

A summary of the RSUs and DSUs outstanding are as follows:

	RSUs and DSUs (#)	Weighted Average Issue Price of RSUs and DSUs ($)
Balance, June 30, 2019	169,195	59.28
Issued	266,640	37.82
Vested, released and issued	(44,823)	50.58
Forfeited	(14,716)	86.77
Balance, June 30, 2020	376,296	44.06
Issued	954,698	10.82
Vested, released and issued	(168,784)	44.44
Forfeited	(121,666)	18.77
Balance, June 30, 2021	1,040,544	16.46
(1)    As of June 30, 2021, there were 983,161 RSUs and 57,383 DSUs outstanding (June 30, 2020 - 360,098 RSUs and 16,198 DSUs).

During the year ended June 30, 2021, the Company recorded share-based compensation of $7.0 million (June 30, 2020 – $5.8 million) for RSUs and DSUs granted and vested during the period. This expense is included in the share-based compensation line on the statement of comprehensive loss.

The weighted average fair value of RSUs and DSUs granted in the year ended June 30, 2021 was $10.82 per unit (June 30, 2020 – $37.82 per unit).

The following table summarizes the RSUs and DSUs that remain outstanding as at June 30, 2021:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
6.25 - 24.96	Feb 10, 2023 - Feb 10, 2025	993,740	74,702
33.12 - 88.68	Aug 3, 2021 - Mar 13, 2023	13,558	4,150
90.12 - 123.84	Jul 12, 2021 - Sep 10, 2022	33,246	16,265
		1,040,544	95,117

(c)     Performance Share Units

The Company adopted a PSU plan approved by Aurora shareholders at the November 12, 2020 AGM. The maximum number of common shares issuable pursuant to the PSU and RSU plan together shall not exceed 3,000,000 common shares. The number of units earned is determined at the end of the three year term based on Aurora’s three year Total Shareholder Return (“TSR”) relative to a peer group of companies and can vary from 0.0 to 2.0 times the number of PSUs granted.

A summary of the PSUs outstanding is as follows:

	PSUs (#)	Weighted Average Issue Price of PSUs ($)
Balance, June 30, 2020	—	—
Issued	469,834	10.07
Forfeited	(82,465)	10.09
Balance, June 30, 2021	387,369	10.06

The following table summarizes the PSUs that are outstanding as at June 30, 2021:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
8.50 - 12.96	Sep 10, 2023 - May 18, 2024	377,284	—
13.35 - 23.96	Dec 8, 2023 - Feb 11, 2024	10,085	—
		387,369	—

During the year ended June 30, 2021, the Company recorded share-based compensation of $0.8 million (June 30, 2020 - nil) for PSUs granted during the period. This expense is included in the share-based compensation line on the statement of comprehensive loss.
PSUs granted during the year ended were fair valued based on the following weighted average assumptions:

Year ended June 30, 2021
Risk-free annual interest rate (1)	0.64%
Dividend yield	—%
Expected stock price volatility (2)	47.68%
Expected stock price volatility of peer group (2)	27.35%
Expected life of options (years) (3)	2.85
Forfeiture rate	2.63%
Equity correlation against peer group (4)	46.42%
Weighted average fair value of PSUs granted	$9.74
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the PSUs.
(2)Volatility was estimated by using the 20-day VWAP historical volatility of Aurora and the peer group of companies.
(3)The expected life in years represents the period of time that the PSUs granted are expected to be outstanding.
(4)The equity correlation is estimated by using 1-year historical equity correlations for the Company and the peer group of companies.